Leases (Disclosure of right of use assets) (Details)	12 Months Ended
Jan. 31, 2021 CAD ($)
Lease liabilities [abstract]
Balance	$ 12,192
Amortization	(2,871)
Discontinuance of business	(9,321)
Balance	$ 0